Provisions (Narrative) (Details)	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	0.12%	1.59%
Top of range [member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	1.65%	2.39%